Earnings Per Unit and Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic EPS, which is based on Net income (loss) attributable to controlling interest for the three months ended March 31, 2022 and 2021, divided by the weighted average of Class A Common Stock and Members' Units outstanding as of March 31, 2022 and 2021, respectively. Diluted EPS of Class A Common Stock and Members' Units is computed by dividing Net income (loss) attributable to controlling interest by the weighted average number of shares of Class A Common Stock and Members' Units outstanding as of March 31, 2022 and 2021, adjusted to give effect to potentially dilutive securities, including Class V Common Stock using the "If-converted" Method and in-the-money warrants using the Treasury Stock Method. The Company has not included the effects of conversion of 1,300,000 OTM Warrants for the three months ended March 31, 2022 to Class A Common Stock as the OTM Warrants are not in-the-money and their effect would be anti-dilutive. There were no potentially dilutive securities to Members' Units for the three months ended March 31, 2021.

	Three months ended March 31,
	2022	2021

	in thousands (except per share/unit amounts)
Numerator:
Net income (loss) attributable to controlling interest	$27,507	$(6,806)
Adjustment of change in fair value of potentially dilutive warrant liabilities	(20,620)	—
Adjustment of non-controlling interest from conversion of Class V Common Stock	(11,452)	—
Adjusted net income (loss) to common shareholders	$(4,565)	$(6,806)

Denominator:
Basic Class A Common Stock outstanding	82,433	N/A
Dilutive effect of potential Class A Common Stock from exercise of potentially dilutive warrants	2,436	N/A
Dilutive effect of potential Class A Common Stock from conversion of Class V Common Stock	251,034	N/A
Diluted Class A Common Stock outstanding	335,903	N/A

Weighted average Members' Units - basic and diluted	N/A	100

Earnings (loss) per share of Class A Common Stock - basic	$0.33	N/A
Earnings (loss) per share of Class A Common Stock - diluted	$(0.01)	N/A

Earnings (loss) per unit - basic and diluted	N/A	$(68.06)